CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 25,419	$ 6,695
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for bad debt	15	159
Amortization expense	8,345	7,988
Depreciation expense	148	146
Amortization of debt issuance costs	155	220
Gain on change in fair value of Seller's Earn-Out	(23,399)	0
Gain on change in fair value of warrants	(6,783)	0
Deferred tax benefit	(2,891)	(2,317)
Equity-based compensation	5,823	657
Seller's Earn-Out equity-based compensation	55
Loss on disposition of intangible assets	2
Changes in operating assets and liabilities:
Accounts receivable	(8,936)	(4,410)
Income taxes recoverable	37	377
Prepaid expenses and other assets	(2,784)	89
Accounts payable	(183)	1,643
Accrued expenses and other liabilities	(1,336)	6,119
Net cash (used in ) provided by operating activities	(6,313)	17,366
Cash flows from investing activities
Capitalized software development costs	(2,081)	(2,154)
Purchase of property and equipment	(218)	(116)
Net cash used in investing activities	(2,299)	(2,270)
Cash flows from financing activities
Cash received for exercised options	18	101
Proceeds from Reverse Recapitalization, net of offering costs paid	77,667
Proceeds from revolver borrowings	39,017
Payments of Financing Costs	(277)
Proceeds from SAFE notes	1,700	1,250
Payment of term loan	(26,187)	(6,771)
Net cash provided by (used) in financing activities	91,938	(5,420)
Net increase in cash and cash equivalents	83,326	9,676
Cash, cash equivalents and restricted cash at beginning of period	16,767	7,091
Cash, cash equivalents and restricted cash at end of period	100,093	16,767
Cash and cash equivalents	100,093	16,717
Restricted cash	0	50
Supplemental disclosure of cash flow information
Cash paid during the year for interest	2,400	3,131
Cash paid during the year for income taxes	12,244	1,416
Non-cash investing and financial activities
Capitalized software and property and equipment, net included in accounts payable	$ 23	$ 3